Convertible Note (Details) - USD ($)									1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 14, 2024	Sep. 25, 2023	Jul. 21, 2023	Apr. 13, 2023	Sep. 23, 2022	Sep. 22, 2022	Jul. 08, 2022	May 13, 2022	Dec. 20, 2021	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Sep. 22, 2023	Apr. 12, 2023	Feb. 09, 2023	Jan. 06, 2023	Sep. 08, 2022	Aug. 15, 2022
Convertible Note (Details) [Line Items]
Original principal amount (in Dollars)																$ 20,000,000
Ordinary shares price equal percentage										85.00%
Purchase ordinary shares			2,600,000							2								16,363,636
Reverse stock split	81,301	81,301	120,000	81,301	1,636	0.2	2,804
Warrants value (in Dollars)										$ 150,000
Ordinary shares issued										5,263,835	14,042,911	739,453
Principal and interest (in Dollars)										$ 1,680,679	$ 3,520,000	$ 200,000
Legal and other transaction costs (in Dollars)										20,000
Commission amount (in Dollars)										$ 256,095
Maximum [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.02	$ 0.002	$ 1		$ 0.0001
Minimum [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.2	$ 0.02	$ 0.2		$ 0.002
Convertible Note 2021 [Member]
Convertible Note (Details) [Line Items]
Original principal amount (in Dollars)									$ 5,275,000
Original issue discount (in Dollars)									250,000
Other transaction costs (in Dollars)									$ 25,000
Outstanding balance per annum percentage										8.00%
Ordinary shares price equal percentage										85.00%
Equity component (in Dollars)										$ 1,092,460
Warrants value (in Dollars)										$ 212,105
Debt issuance costs description.										Debt issuance costs related to the original Convertible Note 2021 comprised of commissions paid to third party placement agent and lawyers of $667,920 which included original issue discount of $250,000, Investor’s legal and other transaction costs of $25,000 and commission of $392,920. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2021 based on their relative values. Issuance costs attributable to the liability component were $697,771 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $182,255 and netted with the equity component in stockholders’ equity of $1,092,460 and warrant value of $212,105.
Liability component fair value percentage										33.10%
Convertible Note 2021 [Member] | Ordinary shares [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Convertible Note 2021 [Member] | September 23, 2022 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split											69,701	74
Convertible Note 2021 [Member] | April 13, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split											69,701	74
Convertible Note 2021 [Member] | September 25, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										323,787	69,701	74
Convertible Note 2021 [Member] | February 14, 2024 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										323,787	69,701	74
Convertible Note 2021 [Member] | Note Warrant [Member]
Convertible Note (Details) [Line Items]
Equity component (in Dollars)										$ 1,304,565
Convertible Note 2022 [Member]
Convertible Note (Details) [Line Items]
Original principal amount (in Dollars)								$ 3,170,000
Original issue discount (in Dollars)								150,000
Other transaction costs (in Dollars)								$ 20,000
Outstanding balance per annum percentage										8.00%
Equity component (in Dollars)										$ 683,393
Warrants value (in Dollars)										$ 133,372
Debt issuance costs description.										The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2022 based on their relative values. Issuance costs attributable to the liability component were $438,856 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $120,611 and netted with the equity component in stockholders’ equity of $683,393 and warrant value of $133,372.
Liability component fair value percentage										34.51%
Convertible Note 2022 [Member] | Ordinary shares [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0001
Convertible Note 2022 [Member] | Note Warrant [Member]
Convertible Note (Details) [Line Items]
Equity component (in Dollars)										$ 816,765
Convertible Note 2022 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										111,126
Ordinary shares issued										555,629
Principal and interest (in Dollars)										$ 1,800,000
Trigger Event [Member] | Convertible Note 2021 [Member]
Convertible Note (Details) [Line Items]
Accrue lesser per annum percentage										22.00%
Trigger Event [Member] | Convertible Note 2021 [Member] | Maximum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage										12.00%
Trigger Event [Member] | Convertible Note 2021 [Member] | Minimum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage										5.00%
Trigger Event [Member] | Convertible Note 2022 [Member]
Convertible Note (Details) [Line Items]
Accrue lesser per annum percentage										22.00%
Trigger Event [Member] | Convertible Note 2022 [Member] | Maximum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage										12.00%
Trigger Event [Member] | Convertible Note 2022 [Member] | Minimum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage										5.00%
Joseph Stone Capital, LLC [Member] | September 23, 2022 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										16
Joseph Stone Capital, LLC [Member] | April 13, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										16
Joseph Stone Capital, LLC [Member] | September 25, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										16
Joseph Stone Capital, LLC [Member] | February 14, 2024 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										16
Joseph Stone Capital, LLC [Member] | Note Warrant [Member] | September 23, 2022 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										39
Joseph Stone Capital, LLC [Member] | Note Warrant [Member] | April 13, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										39
Joseph Stone Capital, LLC [Member] | Note Warrant [Member] | September 25, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										39
Joseph Stone Capital, LLC [Member] | Note Warrant [Member] | February 14, 2024 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										39
Joseph Stone Capital, LLC [Member] | Convertible Note 2021 [Member]
Convertible Note (Details) [Line Items]
Cash fee equal										6.50%
Purchase ordinary shares										157,934
Warrant exercisable term										5 years
Warrant exercisable price (in Dollars per share)										$ 2
Joseph Stone Capital, LLC [Member] | Convertible Note 2021 [Member] | September 23, 2022 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										20,000
Joseph Stone Capital, LLC [Member] | Convertible Note 2021 [Member] | April 13, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										20,000
Joseph Stone Capital, LLC [Member] | Convertible Note 2021 [Member] | September 25, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										20,000
Joseph Stone Capital, LLC [Member] | Convertible Note 2021 [Member] | February 14, 2024 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										20,000
Joseph Stone Capital, LLC [Member] | Convertible Note 2022 [Member]
Convertible Note (Details) [Line Items]
Cash fee equal										6.50%
Purchase ordinary shares										386,585
Warrant exercisable term										5 years
Warrants exercisable price (in Dollars per share)										$ 0.49
Joseph Stone Capital, LLC [Member] | Convertible Note 2022 [Member] | September 23, 2022 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										4,900
Joseph Stone Capital, LLC [Member] | Convertible Note 2022 [Member] | April 13, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										4,900
Joseph Stone Capital, LLC [Member] | Convertible Note 2022 [Member] | September 25, 2023 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										4,900
Joseph Stone Capital, LLC [Member] | Convertible Note 2022 [Member] | February 14, 2024 [Member]
Convertible Note (Details) [Line Items]
Reverse stock split										4,900